Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Recorded Investment, with no related allowance recorded	$ 17,664	$ 16,627
Impaired financing receivable charge offs	100	100
Impaired loans with a specific allowance	2,697	10,627
Specific allowance related to impaired loans	258	3,044
Collateral Dependent Impaired Loans
Fair Value Measurements
Specific allowance related to impaired loans		2,800
Collateral Dependent Impaired Loans
Fair Value Measurements
Recorded Investment, with no related allowance recorded	$ 17,700
Impaired loans with a specific allowance		$ 24,200